ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Accounts receivable	$ 94,226	$ 98,011
Allowance for doubtful accounts	(33,276)	(31,127)	$ (34,336)	$ (31,064)
Accounts receivable, net	$ 60,950	$ 66,884